Consolidated Statements Of Changes In Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Changes In Equity [Abstract]
Dividends declared, per share	$ 1.975	$ 1.925	$ 1.87